Accumulated Losses	12 Months Ended
Jan. 31, 2021
Fair value gain loss on convertible notes derivative
Accumulated Losses
28	Accumulated Losses

	Year Ended 31 January 2021 NZ$000’s	Year Ended 31 January 2020 NZ$000’s
Accumulated losses at the beginning of the financial year	(176,595)	(121,651)
Adoption of IFRS 16	-	(639)
Loss for the year	(68,346)	(54,305)
Accumulated losses at end of the financial year	(244,941)	(176,595)